Maturity of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Maturity Of Assets And Liabilities Explanatory [Abstract]
Schedule of assets and liabilities maturities
As of December 31, 2020	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial assets
Cash and deposits in banks	2,803,288	-	-	-	2,803,288	-	-	-	-	2,803,288
Cash items in process of collection	452,963	-	-	-	452,963	-	-	-	-	452,963
Financial assets held for trading	-	680	2,630	499	3,809	633	18,257	111,019	129,909	133,718
Investments under resale agreements	-	-	-	-	-	-	-	-	-	-
Financial derivative contracts	-	385,231	401,486	795,881	1,582,598	1,723,334	1,692,142	4,034,011	7,449,487	9,032,085
Loans and accounts receivables at amortized cost (*)	170,214	1,246,271	1,443,659	3,664,841	6,524,985	3,659,994	293,785	23,861,129	27,814,908	34,339,893
Loans and account receivable at FVOCI (**)				5,405	5,405		16,243	49,037	65,280	70,685
Debt instruments at FVOCI	-	1,006,983	493	188,977	1,196,453	205,150	2,378,752	3,382,187	5,966,089	7,162,542
Equity instruments at FVOCI	-	-	-	-	-	-	-	548	548	548
Guarantee deposits (margin accounts)	608,359	-	-	-	608,359	-	-	-	-	608,359
Total financial assets	4,034,824	2,639,165	1,848,268	4,655,603	13,177,860	5,589,111	4,399,179	31,437,931	41,426,221	54,604,081

Financial liabilities
Deposits and other demand liabilities	14,560,893	-	-	-	14,560,893	-	-	-	-	14,560,893
Cash items in process of being cleared	361,631	-	-	-	361,631	-	-	-	-	361,631
Obligations under repurchase agreements	-	969,808	-	-	969,808	-	-	-	-	969,808
Time deposits and other time liabilities	159,918	5,843,682	2,912,985	1,434,246	10,350,831	163,053	44,384	23,523	230,960	10,581,791
Financial derivative contracts	-	386,690	445,376	931,358	1,763,424	1,552,482	1,708,509	3,994,245	7,255,236	9,018,660
Interbank borrowings	16,832	238,414	222,992	855,434	1,333,672	1,140,426	3,854,501	-	4,994,927	6,328,599
Issued debt instruments	-	344,732	447,117	343,156	1,135,005	1,813,341	2,499,560	2,756,271	7,069,172	8,204,177
Lease liabilities	144,478	38,148	1,375	27	184,028	89	105	96	290	184,318
Other financial liabilities	-	-	-	25,526	25,526	44,933	35,679	43,447	124,059	149,585
Guarantees received (margin accounts)	624,205	-	-	-	624,205	-	-	-	-	624,205
Total financial liabilities	15,867,957	7,821,474	4,029,845	3,589,747	31,309,023	4,714,324	8,142,738	6,817,582	19,674,644	50,983,667
As of December 31, 2019	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial assets
Cash and deposits in banks	3,554,520	-	-	-	3,554,520	-	-	-	-	3,554,520
Cash items in process of collection	355,062	-	-	-	355,062	-	-	-	-	355,062
Financial assets held for trading	-	38,644	-	645	39,289	181,705	37,659	11,551	230,915	270,204
Investments under resale agreements	-	-	-	-	-	-	-	-	-	-
Financial derivative contracts	-	371,775	400,196	1,543,446	2,315,417	1,383,493	1,346,329	3,103,369	5,833,191	8,148,608
Loans and accounts receivables at amortized cost (*)	296,461	2,963,578	2,400,909	5,511,374	11,172,322	5,706,433	4,093,147	11,699,613	21,499,193	32,671,515
Loans and account receivable at FVOCI (**)	-	-	-	5,953	5,953	-	-	60,213	60,213	66,166
Debt instruments at FVOCI	-	1,131,500	3,752	52,130	1,187,382	508,596	725,419	1,588,875	2,822,890	4,010,272
Equity instruments at FVOCI	-	-	-	-	-	-	-	482	482	482
Guarantee deposits (margin accounts)	314,616	-	-	-	314,616	-	-	-	-	314,616
Total financial assets	4,520,659	4,505,497	2,804,857	7,113,548	18,944,561	7,780,227	6,202,554	16,464,103	30,446,884	49,391,445

Financial liabilities
Deposits and other demand liabilities	10,297,432	-	-	-	10,297,432	-	-	-	-	10,297,432
Cash items in process of being cleared	198,248	-	-	-	198,248	-	-	-	-	198,248
Obligations under repurchase agreements	-	380,055	-	-	380,055	-	-	-	-	380,055
Time deposits and other time liabilities	142,273	5,184,567	4,905,414	2,417,703	12,649,957	357,856	163,121	21,883	542,860	13,192,817
Financial derivative contracts	-	422,749	427,825	951,684	1,802,258	1,253,280	1,180,948	3,154,168	5,588,396	7,390,654
Interbank borrowings	94	363,560	624,167	1,141,824	2,129,645	387,936	2,237	-	390,173	2,519,818
Issued debt instruments	-	285,159	759,519	1,044,674	2,089,352	2,394,850	2,042,292	2,974,229	7,411,371	9,500,723
Lease liabilities	-	-	-	26,061	26,061	45,978	36,393	50,062	132,433	158,494
Other financial liabilities	161,021	5,155	30,969	28,888	226,033	83	99	143	325	226,358
Guarantees received (margin accounts)	994,714	-	-	-	994,714	-	-	-	-	994,714
Total financial liabilities	11,793,782	6,641,245	6,747,894	5,610,834	30,793,755	4,439,983	3,425,090	6,200,485	14,065,558	44,859,313
(*)	Loans and accounts receivables at amortized cost are presented on a gross basis, the amount of allowance is Ch$1,036,793 million.
(**)	Loans and accounts receivables at FVOCI are presented on a gross basis, the amount of allowance is Ch$1,354 million.
(*)	Loans and accounts receivables at amortized cost are presented on a gross basis, the amount of allowance is Ch$ 896,095 million.
(**)	Loans and accounts receivables at FVOCI are presented on a gross basis, the amount of allowance is Ch$101 million.